Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 11. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Inputs used to measure fair value are classified into the following hierarchy:

Level 1 – quoted prices in active markets for identical assets and liabilities.

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rate, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of assets and liabilities).

The fair value of the warrants liability is classified as Level 3 in the fair value hierarchy.

Fair Value Measurement Hierarchy

The following table presents the Company’s financial assets and/or liabilities that were accounted for at fair value on a recurring basis as of March 31, 2025 and December 31, 2024, by level within the fair value hierarchy. There were no non-recurring fair value measurements, as the Company does not have any long-lived assets, including fixed assets, intangible assets, or goodwill which can require non-recurring measurements for impairment.

Summary of Level 3 Input Changes

	Fair Value Measurements at March 31, 2025
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:
Liability classified warrants	$—	$—	$17	$17
	$—	$—	$17	$17

	Fair Value Measurements at December 31, 2024
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:
Liability classified warrants	$—	$—	$33	$33
Total	$—	$—	$33	$33

The following table presents the changes in the forward option-prepaid forward contracts, convertible notes measured at fair value, warrants liability, and the notes derivative liability for the period ended March 31, 2025 (in thousands):

Level 3 Roll Forward	Liability Classified Warrants
Balance December 31, 2024	$33
Additions	—
Cash paid to settle	—
Shares issued upon conversion or exercise	—
Changes in fair value	(16)
Balance March 31, 2025	$17

Level 3 Inputs

For assets or liabilities for which the Company is required to remeasure the fair value on a recurring basis at each reporting date, generally the Company is required to disclose certain quantitative data related to the inputs used at the most recent reporting period date. However, for those assets or liabilities for which the Company has elected to take the FVO in accordance with ASC 825, Financial Instruments, then such quantitative disclosures are not required.

Liability Classified Warrants

The liability classified warrants as of March 31, 2025 and December 31, 2024, include three classes of warrants, and therefore, the range of assumptions used has been provided. Significant assumptions used in valuing warrants which require liability classification were as follows as of March 31, 2025 and December 31, 2024.

	March 31,	December 31,
	2025	2024
Expected volatility	130.00%	130.00%
Equivalent term	2.575	2.825
Risk-free rate	3.89%	4.27%
Dividend yield	0.00%	0.00%
Stock price	$1.66	$1.94
Strike price	$287.50	$287.50

Note 14. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Inputs used to measure fair value are classified into the following hierarchy:

Level 1 – quoted prices in active markets for identical assets and liabilities.

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rate, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of assets and liabilities).

The fair value of the forward option on prepaid forward contracts, convertible notes, and the warrants liability is classified as Level 3 in the fair value hierarchy.

Fair Value Measurement Hierarchy

The following table presents the Company’s financial assets and/or liabilities that were accounted for at fair value on a recurring basis as of December 31, 2024 and 2023, by level withing the fair value hierarchy. There were no non-recurring fair value measurements, as the Company does not have any long-lived assets, including fixed assets, intangible assets or goodwill which can require non-recurring measurements for impairment.

	Fair Value at December 31,	Fair Value Measurements at December 31, 2024
	2024	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Liability classified warrants	$33	$—	$—	$33
	$33	$—	$—	$33

	Fair Value at December 31,	Fair Value Measurements at December 31, 2023
	2023	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Convertible notes	$4,179	$—	$—	$4,179
Liability classified warrants	2,307	—	—	2,307
Total	$6,486	$—	$—	$6,486

Summary of Level 3 Input Changes

The following table presents the changes in the forward option-prepaid forward contracts, convertible notes measured at fair value, warrants liability, and the notes derivative liability for the years ended December 31, 2024 and 2023 (in thousands):

	Forward Purchase
	Agreement		Liability
	Derivative	Convertible	Classified
Level 3 Rollforward ($ in thousands)	Liability	Notes	Warrants
Balance January 1, 2023	$10,211	$—	$587
Additions	—	4,855	3,325
Payments	—	(400)	—
Shares issued as payments	(11,519)	(10,411)	—
Changes in fair value	1,308	5,380	(545)
Warrant expense	—	4,949	—
Warrants exercised	—	—	(1,060)
Balance December 31, 2023	$—	$4,373	$2,307
Additions	—	501	586
Payments	—	(700)	—
Shares issued as payments	—	(4,922)	(3,107)
Changes in fair value	—	748	697
Exchange for short-term note payable	—	—	(450)
Balance December 31, 2024	$—	$—	$33

Level 3 Inputs

For assets or liabilities for which the Company is required to remeasure the fair value on a recurring basis at each reporting date, generally the Company is required to disclose certain quantitative data related to the inputs used at the most recent reporting period date. However, for those assets or liabilities for which the Company has elected to take the FVO in accordance with ASC 825, Financial Instruments, then such quantitative disclosures are not required.

Liability Classified Warrants

Significant assumptions used in valuing warrants which require liability classification were as follows as of December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
	(&)	Minimum	Maximum
Expected volatility	130.00%	85.00%	90.00%
Equivalent term	2.825	4.04	4.65
Risk-free rate	4.27%	3.84%	3.90%
Dividend yield	0.00%	0.00%	0.00%
Stock price	$1.94	$0.44	$0.44
Strike price	$287.50	$0.50	$11.50

(&)	- the only liability classified warrants that were outstanding as of December 31, 2024, were the Private and PIPE warrants. These warrants are valued using the same inputs into a black-scholes standard option pricing model and therefore, there is no range of inputs.